Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Material Related Party Transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.

Name of party	Relationship
Mr. Zhao Jishuang	A major shareholder of the Company
Mr. Guo Yupeng	A major shareholder of the Company
Mr. Peng Siguang	A major shareholder of the Company
Met Chain Co.,Limited	An associate company of the company

Schedule of Transactions with Related Parties	Major transactions with related parties
	For the Six Months Ended June 30,
	2024	2025
	USD’000	USD’000

Advances from related parties
- Mr. Zhao Jishuang	390	-
Total	390	-

	For the Six Months Ended June 30,
	2024	2025
	USD’000	USD’000

Repayment of advances from related parties
- Mr. Zhao Jishuang	644	-
- Met Chain Co.,Limited	3	-
Total	647	-

	For the Six Months Ended June 30,
	2024	2025
	USD’000	USD’000

Advances to related parties
- Mr. Zhao Jishuang	12	150
- Mr. Peng Siguang	-	285
- Met Chain Co.,Limited	188	1
Total	200	436
Balances with related parties
	As of December 31,	As of June 30,
	2024	2025
	USD’000	USD’000
Amounts due from related parties
Current
- Mr. Guo Yupeng	12	162
- Mr. Peng Siguang	-	285
- Met Chain Co.,Limited	188	189
Total	200	636